Guarantee deposits (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Current assets:
Aircraft maintenance deposits paid to lessors		$ 729,899	$ 1,317,663	$ 1,145,913
Deposits for rental of flight equipment		1,220	17,178	14,155
Other guarantee deposits		59,516	18,052	7,141
Total	$ 40,169	790,635	1,352,893	1,167,209
Non-current assets:
Aircraft maintenance deposits paid to lessors		5,765,122	5,631,304	5,951,831
Deposits for rental of flight equipment		531,261	441,110	589,804
Other guarantee deposits		41,113	25,838	18,243
Total	$ 321,980	6,337,496	6,098,252	6,559,878
Total guarantee deposits		$ 7,128,131	$ 7,451,145	$ 7,727,087